Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 133,333	SFr 117,895
of which encumbered	69,681	58,672
Fair value of collateral received with the right to sell or repledge	412,765	406,389
of which sold or repledged	185,935	193,267
Other information
Cash and securities restricted under foreign banking regulations	24,961	24,681
Swiss National Bank required minimum liquidity reserves	SFr 2,059	SFr 2,042